TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Schedule of trade and other accounts receivable
	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Trade accounts receivable	952,625	765,050
Other accounts receivable	135,459	209,925
Total trade and other accounts receivable	1,088,084	974,975
Less: Expected credit loss	(67,232)	(81,004)
Total net trade and accounts receivable	1,020,852	893,971
Less: non-current portion – accounts receivable	(12,743)	(12,201)
Trade and other accounts receivable, current	1,008,109	881,770

Schedule of expected credit losses
	As of December 31, 2022			As December 31, 2021
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	745,334	(8,749)	2%	570,307	(8,806)
From 1 to 90 days	3%	142,780	(3,758)	10%	116,613	(11,840)
From 91 to 180 days	15%	8,622	(1,297)	31%	11,376	(3,567)
From 181 to 360 days	79%	8,269	(6,565)	72%	3,864	(2,766)
more of 360 days	98%	47,620	(46,863)	86%	62,890	(54,025)
Total		952,625	(67,232)		765,050	(81,004)

(1)	Corresponds to the consolidated expected rate of accounts receivable.
(2)	The gross book value represents the maximum credit risk value of trade accounts receivables.

Schedule of trade and other accounts receivable and non-current accounts receivable
Currency	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Argentine Peso	25,559	7,282
Brazilian Real	389,451	352,027
Chilean Peso	36,626	53,488
Colombian Peso	6,779	5,657
Euro	12,506	24,548
US Dollar	510,916	429,091
Korean Won	6,337	844
Mexican Peso	1,536	2,428
Australian Dollar	9,808	62
Pound Sterling	9,149	13,105
Uruguayan Peso (New)	45	860
Swiss Franc	2,621	361
Japanese Yen	2,802	106
Swedish crown	223	490
Other Currencies	6,494	3,622
Total	1,020,852	893,971

Schedule of provision for impairment losses of trade debtors and other accounts receivable
	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	(100,402)	30,754	(52,545)	(122,193)
From January 1 to December 31, 2021	(122,193)	26,435	14,754	(81,004)
From January 1 to December 31, 2022	(81,004)	5,966	7,806	(67,232)

Schedule of accounts receivable categories
	As of December 31, 2022			As of December 31, 2021
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	952,625	(67,232)	885,393	765,050	(81,004)	684,046
Other accounts receivable	135,459	-	135,459	209,925	-	209,925